EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Stock options
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	0	3,519,127
Treasury RSUs
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	0	43,485